RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2018
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 11  -  RESEARCH AND DEVELOPMENT EXPENSES, NET

Composition:
	For the year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Salaries and related expenses	4,410	4,656	4,683
Share-based compensation	234	116	234
Materials	1,508	614	596
Subcontractors and consultants	311	456	320
Depreciation	138	147	121
Cost for registration of patents	126	157	150
Others	1,099	893	511
	7,826	7,039	6,615
Less participation of the IIA and BIRD Foundation	(208)	(202)	(1,124)
Total research and development, net	7,618	6,837	5,491